Transactions with related parties (Details Narrative) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Oct. 27, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Current liabilities	R$ 11,081,794	R$ 10,398,216
Amount of issued debt | $			$ 250
Air France - KLM [Member]
Disclosure of transactions between related parties [line items]
Expenses with component maintenance	81,264	171,290
Suppliers [Member]
Disclosure of transactions between related parties [line items]
Expense related to services	4,712	5,779
Payable to related companies	3,397	3,344
Current liabilities	R$ 99,976	R$ 72,519